Finance Costs and Unwinding of Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance costs and unwinding of obligations [Abstract]
Finance costs on bonds, corporate notes, bank loans and other	$ 135	$ 128	$ 131
Amortisation of fees	4	7	4
Lease finance charges	10
Lease finance charges		5	6
Less: interest captalised	(6)	0	0
Total finance costs	143	140	141
Unwinding of obligations	29	28	16
Total finance costs and unwinding of obligations (note 32 and 36)	$ 172	$ 168	$ 157